Securities at amortized cost - Changes in carrying amount of securities at amortized cost (Details) - Securities at amortized cost - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Explanation of changes in gross carrying amount for securities at amortised cost [Line Items]
Beginning balance		₩ 17,091,509	₩ 17,025,405	₩ 20,326,050
Increase (decrease) in impairment loss securities at amortised cost [Abstract]
Transfer to 12-month expected credit losses		0	0	0
Transfer to lifetime expected credit losses		0	0	0
Transfer to credit-impaired financial assets		0	0	0
Acquisition		16,873,194	6,435,692	2,380,448
Disposal / Recovery		(5,871,234)	(6,425,408)	(5,659,365)
Amortization based on effective interest method		86,212	14,810	(396)
Others	[1]	97,220	41,010	(21,332)
Ending balance		28,276,901	17,091,509	17,025,405
Stage 1
Explanation of changes in gross carrying amount for securities at amortised cost [Line Items]
Beginning balance		17,091,509	17,025,405	20,326,050
Increase (decrease) in impairment loss securities at amortised cost [Abstract]
Transfer to 12-month expected credit losses		0	0	0
Transfer to lifetime expected credit losses		0	0	0
Transfer to credit-impaired financial assets		0	0	0
Acquisition		16,873,194	6,435,692	2,380,448
Disposal / Recovery		(5,871,234)	(6,425,408)	(5,659,365)
Amortization based on effective interest method		86,212	14,810	(396)
Others	[1]	97,220	41,010	(21,332)
Ending balance		28,276,901	17,091,509	17,025,405
Stage 2
Explanation of changes in gross carrying amount for securities at amortised cost [Line Items]
Beginning balance		0	0	0
Increase (decrease) in impairment loss securities at amortised cost [Abstract]
Transfer to 12-month expected credit losses		0	0	0
Transfer to lifetime expected credit losses		0	0	0
Transfer to credit-impaired financial assets		0	0	0
Acquisition		0	0	0
Disposal / Recovery		0	0	0
Amortization based on effective interest method		0	0	0
Others	[1]	0	0	0
Ending balance		0	0	0
Stage 3
Explanation of changes in gross carrying amount for securities at amortised cost [Line Items]
Beginning balance		0	0	0
Increase (decrease) in impairment loss securities at amortised cost [Abstract]
Transfer to 12-month expected credit losses		0	0	0
Transfer to lifetime expected credit losses		0	0	0
Transfer to credit-impaired financial assets		0	0	0
Acquisition		0	0	0
Disposal / Recovery		0	0	0
Amortization based on effective interest method		0	0	0
Others	[1]	0	0	0
Ending balance		₩ 0	₩ 0	₩ 0

[1]	Changes due to foreign currencies translation, etc.